ASIAN SMALL COMPANIES PORTFOLIO AS OF AUGUST 31, 2000

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 85.3%

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------

AUSTRALIA -- 7.3%

SECURITY                                  SHARES       VALUE
Diversified Financial Services -- 1.9%
------------------------------------------------------------------
Hart Australia Ltd.                        1,500,000   $ 1,201,690
------------------------------------------------------------------
                                                       $ 1,201,690
------------------------------------------------------------------
Industrial Goods -- 0.0%
------------------------------------------------------------------
Kinetic Power Ltd.(1)(2)                     350,000   $         0
------------------------------------------------------------------
                                                       $         0
------------------------------------------------------------------
Software -- 5.4%
------------------------------------------------------------------
Keycorp Ltd.(1)                              252,234   $ 1,744,501
Open Telecommunications Ltd.(1)            1,350,000     1,742,882
------------------------------------------------------------------
                                                       $ 3,487,383
------------------------------------------------------------------
Total Australia
   (identified cost $2,993,720)                        $ 4,689,073
------------------------------------------------------------------

HONG KONG -- 27.3%

SECURITY                                  SHARES       VALUE
Apparel -- 5.7%
------------------------------------------------------------------
Giordano International Ltd.                6,629,102   $ 3,633,631
------------------------------------------------------------------
                                                       $ 3,633,631
------------------------------------------------------------------
Automotive -- 3.8%
------------------------------------------------------------------
Denway Motors Ltd.                        15,000,000   $ 2,442,558
------------------------------------------------------------------
                                                       $ 2,442,558
------------------------------------------------------------------
Electrical and Electronics -- 0.2%
------------------------------------------------------------------
United Pacific Industries                  1,870,000   $   155,849
------------------------------------------------------------------
                                                       $   155,849
------------------------------------------------------------------
Engineering -- 2.0%
------------------------------------------------------------------
Hong Kong Aircraft Engineering Co.           700,800   $ 1,280,439
------------------------------------------------------------------
                                                       $ 1,280,439
------------------------------------------------------------------
Media -- 1.9%
------------------------------------------------------------------
CIM Co., Ltd.(2)                             300,000   $         0
Sun Television Cybernetworks Holdings
Ltd.                                      34,000,000     1,220,638
------------------------------------------------------------------
                                                       $ 1,220,638
------------------------------------------------------------------

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Medical Services -- 3.5%
------------------------------------------------------------------
ehealthcareasia Ltd.                         357,500   $    25,669
Quality Healthcare Asia Ltd.               7,150,000     2,246,064
------------------------------------------------------------------
                                                       $ 2,271,733
------------------------------------------------------------------
Printing -- 2.8%
------------------------------------------------------------------
Leefung-Asco Printers Holdings Ltd.        9,349,000   $ 1,798,069
------------------------------------------------------------------
                                                       $ 1,798,069
------------------------------------------------------------------
Retail - Food and Drug -- 2.7%
------------------------------------------------------------------
Cafe de Coral Holdings Ltd.                4,495,000   $ 1,700,206
------------------------------------------------------------------
                                                       $ 1,700,206
------------------------------------------------------------------
Wholesale and International Trade -- 4.7%
------------------------------------------------------------------
Li & Fung, Ltd.                              692,000   $ 3,016,720
------------------------------------------------------------------
                                                       $ 3,016,720
------------------------------------------------------------------
Total Hong Kong
   (identified cost $11,449,022)                       $17,519,843
------------------------------------------------------------------

INDIA -- 25.9%

SECURITY                                  SHARES       VALUE
Banking and Finance -- 5.5%
------------------------------------------------------------------
HDFC Bank Ltd.                               675,000   $ 3,535,258
------------------------------------------------------------------
                                                       $ 3,535,258
------------------------------------------------------------------
Computer Software -- 9.7%
------------------------------------------------------------------
Geometric Software                            44,561   $   371,334
Infosys Technologies Ltd.                     22,600     4,131,278
VisualSoft (India) Ltd.                       44,300     1,759,427
------------------------------------------------------------------
                                                       $ 6,262,039
------------------------------------------------------------------
Food and Beverages -- 1.4%
------------------------------------------------------------------
United Breweries Ltd.                        576,500   $   916,258
------------------------------------------------------------------
                                                       $   916,258
------------------------------------------------------------------
Media -- 3.0%
------------------------------------------------------------------
UTV Software Solutions Communications
Co. Ltd.                                     175,700   $ 1,917,913
------------------------------------------------------------------
                                                       $ 1,917,913
------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF AUGUST 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Medical Products -- 1.6%
------------------------------------------------------------------
Dr. Reddy's Laboratories                      36,500   $ 1,056,193
------------------------------------------------------------------
                                                       $ 1,056,193
------------------------------------------------------------------
Medical Services -- 2.2%
------------------------------------------------------------------
Apollo Hospitals                             240,000   $ 1,419,670
------------------------------------------------------------------
                                                       $ 1,419,670
------------------------------------------------------------------
Transport - Services -- 2.5%
------------------------------------------------------------------
Blue Dart Express Ltd.                       283,000   $ 1,594,636
------------------------------------------------------------------
                                                       $ 1,594,636
------------------------------------------------------------------
Total India
   (identified cost $12,978,159)                       $16,701,967
------------------------------------------------------------------

INDONESIA -- 3.5%

SECURITY                                  SHARES       VALUE
Food/Retail -- 0.5%
------------------------------------------------------------------
Hero Supermarkets                          1,811,500   $   332,725
------------------------------------------------------------------
                                                       $   332,725
------------------------------------------------------------------
Soap & Cleaning Preparations -- 3.0%
------------------------------------------------------------------
Unilever NV                                  119,000   $ 1,928,571
------------------------------------------------------------------
                                                       $ 1,928,571
------------------------------------------------------------------
Total Indonesia
   (identified cost $2,203,721)                        $ 2,261,296
------------------------------------------------------------------

JAPAN -- 2.9%

SECURITY                                  SHARES       VALUE
Industrial Goods -- 2.9%
------------------------------------------------------------------
Star Micronics                               131,000   $ 1,888,012
------------------------------------------------------------------
                                                       $ 1,888,012
------------------------------------------------------------------
Total Japan
   (identified cost $760,037)                          $ 1,888,012
------------------------------------------------------------------

MALAYSIA -- 4.4%

SECURITY                                  SHARES       VALUE
Building and Construction - Misc. -- 1.0%
------------------------------------------------------------------
Dialog Group Berhad                          266,667   $   617,545
------------------------------------------------------------------
                                                       $   617,545
------------------------------------------------------------------

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Electronics - Semiconductors -- 3.4%
------------------------------------------------------------------
Unisem (M) Berhad                            413,000   $ 2,151,947
------------------------------------------------------------------
                                                       $ 2,151,947
------------------------------------------------------------------
Total Malaysia
   (identified cost $2,446,777)                        $ 2,769,492
------------------------------------------------------------------

REPUBLIC OF KOREA -- 6.1%

SECURITY                                  SHARES       VALUE
Food and Beverages -- 2.8%
------------------------------------------------------------------
Hite Brewery Co. Ltd.                         42,160   $ 1,806,178
------------------------------------------------------------------
                                                       $ 1,806,178
------------------------------------------------------------------
Glass Manufacturing -- 3.3%
------------------------------------------------------------------
Hankuk Electric Glass Co.                     27,470   $ 2,118,318
------------------------------------------------------------------
                                                       $ 2,118,318
------------------------------------------------------------------
Total Republic of Korea
   (identified cost $3,328,255)                        $ 3,924,496
------------------------------------------------------------------

SINGAPORE -- 5.0%

SECURITY                                  SHARES       VALUE
Aerospace and Defense -- 2.0%
------------------------------------------------------------------
Avimo Group Ltd.                             670,000   $ 1,292,429
------------------------------------------------------------------
                                                       $ 1,292,429
------------------------------------------------------------------
Electrical Equipment -- 3.0%
------------------------------------------------------------------
Creative Technology Ltd.                      10,500   $   228,168
OMNI Industries Ltd.                         800,000     1,729,127
------------------------------------------------------------------
                                                       $ 1,957,295
------------------------------------------------------------------
Total Singapore
   (identified cost $1,814,696)                        $ 3,249,724
------------------------------------------------------------------

THAILAND -- 2.9%

SECURITY                                  SHARES       VALUE
Foods -- 1.6%
------------------------------------------------------------------
Thai President Food Co. (Foreign)            226,050   $   995,571
------------------------------------------------------------------
                                                       $   995,571
------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF AUGUST 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Investment Services -- 1.3%
------------------------------------------------------------------
Thai Reinsurance Co. Ltd.                    873,100   $   833,152
------------------------------------------------------------------
                                                       $   833,152
------------------------------------------------------------------
Total Thailand
   (identified cost $1,648,379)                        $ 1,828,723
------------------------------------------------------------------
Total Common Stocks -- 85.3%
   (identified cost $39,622,766)                       $54,832,626
------------------------------------------------------------------
Other Assets, Less Liabilities -- 14.7%                $ 9,462,051
------------------------------------------------------------------
Net Assets -- 100.0%                                   $64,294,677
------------------------------------------------------------------

 (1)  Non-income producing security.

 (2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2000
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $39,622,766)         $54,832,626
Cash                                        9,027,252
Foreign currency, at value
   (identified cost, $1,793,215)            1,766,293
Receivable for investments sold             1,786,703
Dividends receivable                           91,730
Tax reclaim receivable                            307
-----------------------------------------------------
TOTAL ASSETS                              $67,504,911
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for investments purchased         $ 3,208,885
Accrued expenses                                1,349
-----------------------------------------------------
TOTAL LIABILITIES                         $ 3,210,234
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $64,294,677
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $49,118,767
Net unrealized appreciation (computed on
   the basis
   of identified cost)                     15,175,910
-----------------------------------------------------
TOTAL                                     $64,294,677
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
AUGUST 31, 2000
Investment Income
-----------------------------------------------------
Dividends (net of foreign taxes,
   $14,995)                               $   502,608
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $   502,608
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   458,883
Administration fee                            153,418
Trustees fees and expenses                      2,500
Custodian fee                                 176,278
Legal and accounting services                  26,562
Miscellaneous                                   6,753
-----------------------------------------------------
TOTAL EXPENSES                            $   824,394
-----------------------------------------------------

DEDUCT --
   Reduction of custodian fee             $   131,482
-----------------------------------------------------

TOTAL EXPENSE REDUCTIONS                  $   131,482
-----------------------------------------------------

NET EXPENSES                              $   692,912
-----------------------------------------------------

NET INVESTMENT LOSS                       $  (190,304)
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)
    (net of foreign taxes, $978,242)      $14,547,538
   Foreign currency transactions             (287,590)
-----------------------------------------------------
NET REALIZED GAIN                         $14,259,948
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 6,766,000
   Foreign currency                           (33,950)
-----------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $ 6,732,050
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $20,991,998
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $20,801,694
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED       YEAR ENDED
IN NET ASSETS                             AUGUST 31, 2000  AUGUST 31, 1999
--------------------------------------------------------------------------
From operations --
   Net investment income (loss)           $      (190,304) $       262,669
   Net realized gain                           14,259,948        1,160,361
   Net change in unrealized
      appreciation (depreciation)               6,732,050       13,694,526
--------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $    20,801,694  $    15,117,556
--------------------------------------------------------------------------
Capital transactions --
   Contributions                          $    29,213,229  $       559,753
   Withdrawals                                (14,204,876)      (2,400,000)
--------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $    15,008,353  $    (1,840,247)
--------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $    35,810,047  $    13,277,309
--------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------
At beginning of year                      $    28,484,630  $    15,207,321
--------------------------------------------------------------------------
AT END OF YEAR                            $    64,294,677  $    28,484,630
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF AUGUST 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                         YEAR ENDED AUGUST 31,
                                  -----------------------------------
                                    2000         1999         1998
---------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           1.34%        0.85%        0.50%
   Expenses after custodian
      fee reduction                   1.13%        0.85%        0.50%
   Net investment income
      (loss)                         (0.31)%       1.32%        1.34%
Portfolio Turnover                     112%         105%         101%
---------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $64,295      $28,485      $15,207
---------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF AUGUST 31, 2000

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Asian Small Companies Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 19, 1996. The Portfolio seeks to achieve capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 D Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 G Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward

ASIAN SMALL COMPANIES PORTFOLIO AS OF AUGUST 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

   foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risk may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio may enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 H Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 I Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser), an affiliate of Eaton Vance, as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 2000, the adviser fee was equivalent to 0.75% of average daily net assets. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 2000, the administrative fee was 0.25% of average daily net assets. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $64,597,340 and $59,289,015, respectively, for the year ended August 31, 2000.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2000, as computed on a federal income tax basis, are as follows:

    AGGREGATE COST                            $39,626,268
    -----------------------------------------------------
    Gross unrealized appreciation             $19,045,243
    Gross unrealized depreciation              (3,838,885)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $15,206,358
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended August 31, 2000.

6 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of

ASIAN SMALL COMPANIES PORTFOLIO AS OF AUGUST 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

   possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At August 31, 2000, there were no outstanding obligations under these financial instruments.

ASIAN SMALL COMPANIES PORTFOLIO AS OF AUGUST 31, 2000

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF ASIAN SMALL COMPANIES PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Asian Small Companies Portfolio as of August 31, 2000, the related statement of operations for the year ended, the statement of changes in net assets for each of the two years then ended and the supplementary data for each of the years in the three-year period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Asian Small Companies Portfolio at August 31, 2000, the results of its operations, the changes in its net assets and its supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 13, 2000

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF AUGUST 31, 2000

INVESTMENT MANAGEMENT

ASIAN SMALL COMPANIES PORTFOLIO

Officers

Hon. Robert Lloyd George
President and Trustee

James B. Hawkes
Vice President and Trustee

Zaheer Sitabkhan
Vice President and
Portfolio Manager

William Walter Raleigh Kerr
Vice President and Assistant Treasurer

James L. O'Connor
Vice President and Treasurer

Alan R. Dynner
Secretary

Trustees

Hon. Edward K.Y. Chen
President of Lingnan College,
University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

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